UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Fl.  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank G. Llaca  Jr., Esq.
Title:     General Counsel
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Frank G. Llaca Jr., Esq.     Miami, Fl/USA     July 06, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $6,315 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Biogen Idec Inc.               Common Stock     09062X103      456    13250 SH       SOLE                    13250
Boston Scientific Corp.        Common Stock     101137107      702    26000 SH       SOLE                    26000
Conextant Systems              Common Stock     207142100      372   231100 SH       SOLE                   231100
Finisar Corp.                  Common Stock     31787A101      213   202400 SH       SOLE                   202400
Insurance Group of America     Preferred Stock  759351307     2388    40000 SH       SOLE                    40000
JDS Uniphase Corp.             Common Stock     46612J101       36    24000 SH       SOLE                    24000
Nortel Networks                Common Stock     656568102       50    19000 SH       SOLE                    19000
Primus Telecomunications Group Common Stock     741929103       60    95800 SH       SOLE                    95800
Safeguard Scientific           Common Stock     786449108      255   199000 SH       SOLE                   199000
Solectron                      Common Stock     834182107      279    73700 SH       SOLE                    73700
Southwest Airlines             Common Stock     844741108     1504   108000 SH       SOLE                   108000